Offsets	Mar. 21, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ready Capital Corp
Form or Filing Type	S-3
File Number	333-240086
Initial Filing Date	Jul. 24, 2020
Fee Offset Claimed	$ 10,171.95
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	78,366,304
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 78,366,304.00
Termination / Withdrawal Statement	The registration fee was paid in connection with the Registrant's registration statement on Form S-3, filed with the Securities and Exchange Commission on July 24, 2020 (File No. 333-240086) (the "2020 Registration Statement"). The 2020 Registration Statement registered $1,000,000,000 of the Registrant's Common Stock, Preferred Stock, Depositary Shares, Debt Securities, Warrants and Rights. In connection with the filing of the 2020 Registration Statement, the registrant paid a registration fee of $129,800 to register securities with a maximum aggregate offering price of $1,000,000,000. Securities being offered under this final prospectus supplement include unsold securities initially registered on the prospectus supplement filed pursuant to Rule 424(b)(3) on July 9, 2021 (the "Initial Equity Prospectus Supplement") and the accompanying prospectus, dated August 4, 2020, included in the registrant's 2020 Registration Statement, and subsequently registered on the prospectus supplement filed pursuant to Rule 424(b)(3) on March 8, 2022 (the "Subsequent Equity Prospectus Supplement") and the accompanying prospectus, dated January 11, 2022, included in the registrant's then-active registration statement on Form S-3, filed with the Securities and Exchange Commission on January 11, 2022 (File No. 333-262104) (the "2022 Registration Statement"). As of the date hereof, the registrant has not sold $78,366,304 of the $150,000,000 of the registrant's common stock, par value $0.0001 per share, that was originally registered pursuant to the Initial Equity Prospectus Supplement and subsequently registered pursuant to the Subsequent Equity Prospectus Supplement (the "Unsold Equity Securities"). In connection with the filing of the 2020 Registration Statement, the registrant paid a registration fee of $129,800 to register securities with a maximum aggregate offering price of $1,000,000,000. $10,171.95 of such registration fee was applied to the registration of the Unsold Securities on the Initial Prospectus Supplement. The prior registration statement has expired and is withdrawn.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ready Capital Corp
Form or Filing Type	S-3
File Number	333-240086
Initial Filing Date	Jul. 24, 2020
Fee Offset Claimed	$ 1,825.93
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	6.20% Senior Notes due 2026 and 5.75% Senior Notes due 2026
Unsold Securities Associated with Fee Offset Claimed | shares	100,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	The registration fee was paid in connection with the Registrant's registration statement on Form S-3, filed with the Securities and Exchange Commission on July 24, 2020 (File No. 333-240086) (the "2020 Registration Statement"). The 2020 Registration Statement registered $1,000,000,000 of the Registrant's Common Stock, Preferred Stock, Depositary Shares, Debt Securities, Warrants and Rights. In connection with the filing of the 2020 Registration Statement, the registrant paid a registration fee of $129,800 to register securities with a maximum aggregate offering price of $1,000,000,000. In addition, the Registrant previously registered $100,000,000 of its 6.20% Senior Notes due 2026 and 5.75% Senior Notes due 2026 (together, the "Debt Securities") pursuant to a prospectus supplement filed pursuant to Rule 424(b)(3) on May 20, 2021 and the accompanying prospectus, dated August 4, 2020, included in the registrant's 2020 Registration Statement, and subsequently registered on the prospectus supplement filed pursuant to Rule 424(b)(3) on March 8, 2022, and the accompanying prospectus, dated January 11, 2022, included in the 2022 Registration Statement. As of the date hereof, all $100,000,000 of the Debt Securities remain unsold. In connection with the filing of the 2020 Registration Statement, the registrant paid a registration fee of $129,800 to register securities with a maximum aggregate offering price of $1,000,000,000. $19,470.00 of such registration fee was applied to the registration of the unsold Debt Securities. The prior registration statement has expired and is withdrawn.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ready Capital Corp
Form or Filing Type	S-3
File Number	333-285998
Filing Date	Mar. 21, 2025
Fee Paid with Fee Offset Source	$ 129,800.00